One Commerce Square
                                           Philadelphia, PA 19103


Delaware Investments
                                                     DELAWARE
                                                     INVESTMENTS
                                                     ____________


                                             1933 Act Rule 497(j)
                                                  File No. 33-442
                                       1940 Act File No. 811-4413


December 3, 1998


Filed via EDGAR (CIK #0000778108)
_________________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  File No. 33-442
     DELAWARE GROUP EQUITY FUNDS IV, INC.


Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 24, the most recent post-effective amendment of Delaware Group Equity Funds IV, Inc. Post-Effective Amendment No. 24 was filed electronically with the Commission on November 30, 1998 under paragraph (b) of Rule 485 under the Securities Act of 1933.


Very truly yours,


/s/Michael T. Pellegrino
Michael T. Pellegrino
Assistant Vice President/
Assistant Secretary/Senior Counsel